Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Payables And Accruals [Abstract]
Accrued Liabilities

Accrued liabilities consisted of the following at:

	December 31,		September 30,
	2011	2012	2013
	(In thousands)
			(Unaudited)
Salaries and bonuses	$1,725	$2,071	$2,755
Clinical study costs	—	847	217
Accounting and legal	107	491	1,527
Other accrued liabilities	719	1,072	1,920

	$2,551	$4,481	$6,419